Earnings Per Common Share Applicable To Common Shareholders Of MUFG	6 Months Ended
Sep. 30, 2012
Earnings Per Common Share Applicable To Common Shareholders Of MUFG

10.     EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the six months ended September 30, 2011 and 2012 are as follows:

	Six months ended September 30,
	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	181,994	587,042

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(576)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥181,418	¥587,042

	Six months ended September 30,
	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,138,985	14,146,513
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	14,258	18,499

Weighted average common shares for diluted EPS computation	14,153,244	14,165,013

	Six months ended September 30,
	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.87	¥41.50

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.82	¥41.44

For the six months ended September 30, 2011 and 2012, stock options and restricted stock units issued by Morgan Stanley, and for the six months ended September 30, 2012, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share as they were antidilutive.

In computing the number of the potentially dilutive common shares for the six months ended September 30, 2011 and 2012, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at September 30, 2011 and 2012.